Deposits, prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Deposits Prepaid Expenses And Other Current Assets
Schedule of deposits prepaid expenses and other current assets

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Deposits	19,232	36,842	28,468
Prepayments	97	182	141
Other receivables	11,138	14,345	11,084
Provision for expired credits	185	213	165
	30,652	51,582	39,858